Non-Operating Expenses - Schedule of Non-Operating Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Non-Operating Expenses [Abstract]
Foreign exchange losses	$ 3,983	$ 1,574
Losses from the remeasurement of crypto assets	326
Loss on remeasurement of previously held equity interest	320
Derecognition of WECAN Tokens Upon Consolidation of WECAN	239
Unrealized loss on Investment	91
Financial charges	278	232
Interest expense	10	12
Other components of defined benefit plans, net	(10)	(2)
Other	24	30
Total non-operating expenses	$ 5,261	$ 1,846